EARNINGS PER SHARE - Computation of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share:
Basic earnings per share	[1]	$ 1.77	$ 1.06	$ 0.41
Diluted earnings per share:
Diluted Earnings per share	[1]	$ 1.64	$ 1.00	$ 0.39
Class A ordinary shares
Basic earnings per share:
Allocation of undistributed earnings		$ 81,057	$ 44,434	$ 14,563
Number of shares used in per share computation		45,805,237	41,922,656	35,734,097
Basic earnings per share		$ 1.77	$ 1.06	$ 0.41
Diluted earnings per share:
Allocation of undistributed earnings for basic computation		$ 81,057	$ 44,434	$ 14,563
Reallocation of undistributed earnings		1,462	60	(198)
Allocation of undistributed earnings		$ 82,519	$ 44,494	$ 14,365
Number of shares used in per share computation		45,805,237	41,922,656	35,734,097
Employee stock options and RSUs		4,420,786	2,695,094	1,520,745
Number of shares used in per share computation		50,226,023	44,617,750	37,254,842
Diluted Earnings per share		$ 1.64	$ 1.00	$ 0.39
Class B ordinary shares
Basic earnings per share:
Allocation of undistributed earnings		$ 20,434	$ 13,530	$ 6,764
Number of shares used in per share computation		11,547,000	12,764,081	16,596,104
Basic earnings per share		$ 1.77	$ 1.06	$ 0.41
Diluted earnings per share:
Allocation of undistributed earnings for basic computation		$ 20,434	$ 13,530	$ 6,764
Reallocation of undistributed earnings		(1,462)	(27)	220
Allocation of undistributed earnings		$ 18,972	$ 13,503	$ 6,984
Number of shares used in per share computation		11,547,000	12,764,081	16,596,104
Employee stock options and RSUs			775,382	1,514,128
Number of shares used in per share computation		11,547,000	13,539,463	18,110,232
Diluted Earnings per share		$ 1.64	$ 1.00	$ 0.39
Redeemable A shares
Basic earnings per share:
Allocation of undistributed earnings			$ 570	$ 401
Number of shares used in per share computation			537,880	983,861
Basic earnings per share			$ 1.06	$ 0.41
Diluted earnings per share:
Allocation of undistributed earnings for basic computation			$ 570	$ 401
Reallocation of undistributed earnings			(33)	(22)
Allocation of undistributed earnings			$ 537	$ 379
Number of shares used in per share computation			537,880	983,861
Number of shares used in per share computation			537,880
Diluted Earnings per share			$ 1.00	$ 0.39

[1]	The results have been adjusted for the issuance of Class B ordinary shares and additional Redeemable A shares and for the share split effected by way of issuance of bonus shares (Note 13).